Balance Sheets - AUD ($) $ in Millions		Sep. 30, 2019	Sep. 30, 2018
Assets
Cash and balances with central banks	[1]	$ 20,059	$ 26,788
Collateral paid	[1]	5,930	4,787
Trading securities and financial assets measured at FVIS	[1]	31,781	23,132
Derivative financial instruments	[1]	29,859	24,101
Available-for-sale securities	[1]		61,119
Investment securities	[1]	73,401
Loans	[1]	714,770	709,690
Other financial assets	[1]	5,367	5,517
Life insurance assets	[1]	9,367	9,450
Due from subsidiaries	[1]
Investment in subsidiaries	[1]
Investment in associates	[1]	129	115
Property and equipment	[1]	1,155	1,329
Deferred tax assets	[1]	2,048	1,180
Intangible assets	[1]	11,953	11,763
Other assets	[1]	807	621
Total assets	[1]	906,626	879,592
Liabilities
Collateral received	[1]	3,287	2,184
Deposits and other borrowings	[1]	563,247	559,285
Other financial liabilities	[1]	29,215	28,105
Derivative financial instruments	[1]	29,096	24,407
Debt issues	[1]	181,457	172,596
Current tax liabilities	[1]	163	296
Life insurance liabilities	[1]	7,377	7,597
Due to subsidiaries	[1]
Provisions	[1]	3,169	1,928
Deferred tax liabilities	[1]	44	18
Other liabilities	[1]	2,238	1,338
Total liabilities excluding loan capital	[1]	819,293	797,754
Loan capital	[1]	21,826	17,265
Total liabilities	[1]	841,119	815,019
Net assets	[1]	65,507	64,573
Share capital:
Ordinary share capital	[1]	37,508	36,054
Treasury shares and Restricted Share Plan (RSP) treasury shares	[1]	(553)	(493)
Reserves	[1]	1,311	1,077
Retained profits	[1]	27,188	27,883
Total equity attributable to owners of Westpac Banking Corporation	[1]	65,454	64,521
Non-controlling interests	[1]	53	52
Total shareholders' equity and non-controlling interests	[1]	65,507	64,573
Parent Entity
Assets
Cash and balances with central banks	[1]	17,692	24,976
Collateral paid	[1]	5,773	4,722
Trading securities and financial assets measured at FVIS	[1]	29,565	21,415
Derivative financial instruments	[1]	29,283	23,562
Available-for-sale securities	[1]		56,513
Investment securities	[1]	68,398
Loans	[1]	631,936	630,168
Other financial assets	[1]	4,615	4,666
Life insurance assets	[1]
Due from subsidiaries	[1]	142,961	140,597
Investment in subsidiaries	[1]	6,436	4,508
Investment in associates	[1]	100	76
Property and equipment	[1]	948	1,120
Deferred tax assets	[1]	1,925	1,102
Intangible assets	[1]	9,687	9,494
Other assets	[1]	420	311
Total assets	[1]	949,739	923,230
Liabilities
Collateral received	[1]	2,849	1,748
Deposits and other borrowings	[1]	501,430	500,468
Other financial liabilities	[1]	28,516	27,266
Derivative financial instruments	[1]	28,867	24,229
Debt issues	[1]	156,674	152,288
Current tax liabilities	[1]	88	184
Life insurance liabilities	[1]
Due to subsidiaries	[1]	148,607	142,400
Provisions	[1]	2,980	1,766
Deferred tax liabilities	[1]		3
Other liabilities	[1]	1,064	257
Total liabilities excluding loan capital	[1]	871,075	850,609
Loan capital	[1]	21,826	17,265
Total liabilities	[1]	892,901	867,874
Net assets	[1]	56,838	55,356
Share capital:
Ordinary share capital	[1]	37,508	36,054
Treasury shares and Restricted Share Plan (RSP) treasury shares	[1]	(575)	(508)
Reserves	[1]	1,338	1,114
Retained profits	[1]	18,567	18,696
Total equity attributable to owners of Westpac Banking Corporation	[1]	56,838	55,356
Non-controlling interests	[1]
Total shareholders' equity and non-controlling interests	[1]	$ 56,838	$ 55,356

[1]	The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.